Annual Operating Expenses - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series International Small Cap Fund - Fidelity Series International Small Cap Fund
	Dec. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.02%	[1]

[1]
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.